Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Contract Liabilities [Abstract]
Balance at beginning of the period/year		$ 14,515
Revenue recognized from contract liabilities in prior period/year		(14,515)
Billings in advance of performance obligations	1,926
Exchange rate differences	(14)
Balance at end of the period/year	$ 1,912